Commitments and Contingent Liabilities - Summary of Future Minimum Annual Rental Commitments (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum annual rental commitments	€ 80,740
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum annual rental commitments	13,503
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum annual rental commitments	12,823
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum annual rental commitments	11,673
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum annual rental commitments	11,090
2023 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum annual rental commitments	9,848
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum annual rental commitments	€ 21,803